PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost:
Machinery and manufacturing equipment, net (1)	$247,437	$231,914
Office equipment and furniture	17,423	14,828
Motor vehicles	1,693	1,043
Buildings and leasehold improvements	111,630	106,422
Prepaid expenses related to operating lease (2)	939	939

	379,122	355,146

Accumulated depreciation:
Machinery and manufacturing equipment, net	$121,621	$101,909
Office equipment and furniture	12,331	9,367
Motor vehicles	1,226	812
Buildings and leasehold improvements	27,176	20,135
Prepaid expenses related to operating lease	115	105

	162,469	132,328

Depreciated cost	$216,653	$222,818

(1)	Presented net of investment grants received in the total amount of $7,830.

(2)	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also Note 13(d).

During 2017, the Company recorded a reduction of approximately $2,321 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use.

Depreciation expense were $27,621, $25,929 and $19,243 for the years ended December 31, 2017, 2016 and 2015, respectively.